Note 15 Hedged items in fair value hedges (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	€ 60,421	€ 69,440	€ 61,183
Financial assets at amortised cost	372,676	367,668	439,162
Financial liabilities at amortised cost	487,893	490,606	€ 516,641
Carrying amount [member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	20,333	28,091
Interest rate measure at fair value	20,285	28,059
Other measure at fair value	49	33
Financial assets at amortised cost	8,273	11,177
Interest rate measured at amortized cost	8,270	11,177
Foreign exchange and gold assets	2	0
Financial liabilities at amortised cost	24,567	23,546
Interest rate hedge instrument	24,563	23,543
Foreign exchange and gold	5	3
Hedge adjustments included in the carrying amount of assets and liabilities [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	(52)	(99)
Financial assets at amortised cost	168	386
Financial liabilities at amortised cost	(690)	(576)
Remaining adjustments for discontinued micro hedges including hedges of net positions [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	11	12
Financial assets at amortised cost	5	3
Financial liabilities at amortised cost	0	2
Hedged items in portfolio hedge of interest rate risk [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	1,997	2,500
Financial liabilities at amortised cost	€ 0	€ 0